SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings and leasehold improvements | Minimum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	5 years
Buildings and leasehold improvements | Maximum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	40 years
Furniture and equipment | Minimum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	3 years
Furniture and equipment | Maximum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	7 years
Telecommunication networks | Minimum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	3 years
Telecommunication networks | Maximum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	20 years